Trade and other payables - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Bottom of range
Subclassifications of assets, liabilities and equities [abstract]
Bottom of range	90 days	90 days
Disclosure of detailed information about financial instruments [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	30 days	30 days
Bottom of range	90 days	90 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	30 days	30 days
Top of range
Subclassifications of assets, liabilities and equities [abstract]
Bottom of range	120 days	120 days
Disclosure of detailed information about financial instruments [line items]
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	90 days	90 days
Bottom of range	120 days	120 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	90 days	90 days
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 26.2	€ 36.1
Financial liabilities	26.2	36.1
Financial liabilities that are part of supplier finance arrangements [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28.2	36.8
Financial liabilities	€ 28.2	€ 36.8